Offerings	Nov. 18, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share ("Common stock"), under the Registrant,s 2024 Omnibus Equity Incentive Plan, as amended (the "2024 Plan")
Amount Registered | shares	515,735
Maximum Aggregate Offering Price	$ 1,686,435.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 232.90
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)	Represents shares of common stock issued pursuant to settlement of restricted stock grants or exercise of options under each of the Registrant’s 2024 Plan or 2025 Plan, as applicable, to certain current and former directors, officers, other employees and consultants of the Registrant.
(3)	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $3.27 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2024 Plan or $7.20 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2025 Plan, as applicable.
(4)	Pursuant to Rule 457(c) under the Securities Act, the proposed maximum aggregate offering price and the registration fee are estimated based upon the average of the high and low sale prices of the Common Stock as reported on NASDAQ on November 21, 2025, which such average was $10.22.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock under the Registrant's 2025 Omnibus Equity Incentive Plan, as amended (the "2025 Plan")
Amount Registered | shares	5,750,000
Maximum Aggregate Offering Price	$ 41,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,717.34
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)	Represents shares of common stock issued pursuant to settlement of restricted stock grants or exercise of options under each of the Registrant’s 2024 Plan or 2025 Plan, as applicable, to certain current and former directors, officers, other employees and consultants of the Registrant.
(3)	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $3.27 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2024 Plan or $7.20 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2025 Plan, as applicable.
(4)	Pursuant to Rule 457(c) under the Securities Act, the proposed maximum aggregate offering price and the registration fee are estimated based upon the average of the high and low sale prices of the Common Stock as reported on NASDAQ on November 21, 2025, which such average was $10.22.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, to be issued under the 2024 Plan
Amount Registered | shares	1,641,960
Maximum Aggregate Offering Price	$ 16,780,831.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,317.43
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)	Represents shares of common stock issued pursuant to settlement of restricted stock grants or exercise of options under each of the Registrant’s 2024 Plan or 2025 Plan, as applicable, to certain current and former directors, officers, other employees and consultants of the Registrant.
(3)	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $3.27 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2024 Plan or $7.20 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2025 Plan, as applicable.
(4)	Pursuant to Rule 457(c) under the Securities Act, the proposed maximum aggregate offering price and the registration fee are estimated based upon the average of the high and low sale prices of the Common Stock as reported on NASDAQ on November 21, 2025, which such average was $10.22.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock to be issued under the 2025 Plan
Amount Registered | shares	1,250,000
Maximum Aggregate Offering Price	$ 12,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,764.23
Offering Note

(1)	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the common stock that become issuable with respect to the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)	Represents shares of common stock issued pursuant to settlement of restricted stock grants or exercise of options under each of the Registrant’s 2024 Plan or 2025 Plan, as applicable, to certain current and former directors, officers, other employees and consultants of the Registrant.
(3)	Estimated in accordance with Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $3.27 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2024 Plan or $7.20 per share represents the weighted average of the exercise prices for outstanding options and stock grants under the 2025 Plan, as applicable.
(4)	Pursuant to Rule 457(c) under the Securities Act, the proposed maximum aggregate offering price and the registration fee are estimated based upon the average of the high and low sale prices of the Common Stock as reported on NASDAQ on November 21, 2025, which such average was $10.22.